SEWARD & KISSEL LLP ONE BATTERY PARK PLAZA NEW YORK, NEW YORK 10004

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September 30, 2013

Draft Registration Statement
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Attention: John Dana Brown

Re:  Scorpio Bulkers Inc.

Dear Mr. Brown:

On September 20, 2013, Scorpio Bulkers Inc. (the "Company") submitted a draft Registration Statement on Form F-4 (the "Draft F-4 Registration Statement") to the staff (the "Staff") of the Securities and Exchange Commission for non-public, confidential review in connection with its exchange offer (the "Exchange Offer") relating to common shares issued in private offerings in Norway, exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended (the "Securities Act").  Concurrently with the Exchange Offer, the Company intends to conduct an initial public offering (the "IPO") in the United States pursuant to a separate registration statement on Form F-1 and to apply for listing of its common shares on the New York Stock Exchange.

As per our telephone conversation on September 27, 2013, on behalf of the Company, we submit herewith the Company's draft Registration Statement on Form F-1 (the "Draft F-1 Registration Statement") to the Staff for concurrent review with the Draft F-4 Registration Statement.  We have also submitted to the Staff the Draft F-1 Registration Statement marked to show changes from the Draft F-4 Registration Statement for your reference.

This letter and the Draft F-1 Registration Statement are being provided to the Staff for non-public, confidential review prior to public filing via EDGAR in accordance with Title I of the Jump Start Our Business Startups (JOBS) Act.  The Company did not have any operating revenues for the year ended December 31, 2012, and therefore the Company qualifies as an "emerging growth company" as defined under the JOBS Act.

The Company intends to file publicly via EDGAR its Registation Statement on Form F-1 and its Registration Statement on Form F-4, at least 21 days prior to the earlier of (i) commencement of the road show for the IPO; or (ii) the anticipated date of effectivess of the registration statement on Form F-4.  It is intended that concurrently or shortly following its IPO, the Company will commence the offer to exchange the unregistred common shares previously issued in the private offerings, other than common shares owned by affiliates of the Company, for fungible common shares that have been registered under the Securities Act.

If you have any questions or comments concerning the enclosed, or would like to discuss the timing of the registration statement on Form F-1, please feel free to telephone the undersigned at (212) 574-1265 or Keith Billotti at (212) 574-1274.

Very truly yours, SEWARD & KISSEL LLP By: /s/ Edward S. Horton Edward S. Horton